BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Launcher) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 226,056		$ 319,280	$ 320,424
Launcher Technology Limited [Member]
Business Acquisition [Line Items]
Fair value of previous held: equity interests 15%		$ 3,772
Cash consideration-Paid		11,000
Total		14,772
Cash		228
Other current assets		1,258
Fixed assets		26
Identifiable intangible assets acquired		8,098
Goodwill		20,088
Liability assumed		(2,606)
Fair value of non-controlling interest		(12,320)
Total		$ 14,772